As filed with the Securities and Exchange Commission on September 28, 1998.
                Registration Nos. 033-54642 and 811-07342



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ----------------
                                    FORM N-1A




             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 56



                                       and


             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 57



                         J.P. MORGAN INSTITUTIONAL FUNDS
                     (formerly The JPM Institutional Funds)
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (617) 557-0700

                Margaret W. Chambers, c/o Funds Distributor, Inc.
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                           Copy to:         Stephen K. West, Esq.
                                            Sullivan & Cromwell
                                            125 Broad Street
                                            New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):


[ ]  Immediately  upon filing  pursuant to paragraph  (b)
[X] on October 1, 1998 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(i)
[ ] on (date) pursuant to paragraph  (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

i:\dsfndlgl\institut\1098de.pea\wrapper.doc

     The Series Portfolio, The U.S. Equity Portfolio and The U.S. Small Company Portfolio have also executed this registration statement.
















i:\dsfndlgl\institut\1098de.pea\wrapper.doc

                                EXPLANATORY NOTE


         This post-effective amendment No. 56 to the registration statement of J.P. Morgan Institutional Funds (the "Registrant") on Form N-1A is being filed to update the Registrant's disclosure in the Prospectuses and Statement of Additional Information relating to J.P. Morgan Institutional Disciplined Equity, U.S. Equity and U.S. Small Company funds (the "Funds"), separate series of shares of the Registrant, with financial information for the fiscal year ended May 31, 1998 and to update other information in the registration statement. As a result, the Amendment does not affect any of the Registrant's other currently effective prospectuses or statements of additional information for each other series of shares of the Registrant.



















i:\dsfndlgl\institut\1098de.pea\wrapper.doc

--------------------------------------------------------------------------------
                                                            |
                                            OCTOBER 1, 1998 |  PROSPECTUS
                                                            |
================================================================================


J.P. MORGAN INSTITUTIONAL
U.S. SMALL COMPANY FUND







                                             ===================================
                                             Seeking to outperform the market in
                                             which it invests over the long term
                                             through a disciplined management
                                             approach





This prospectus contains essential information for anyone investing in the fund. Please read it carefully and keep it for reference.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by Funds Distributor, Inc.

                                                       [LOGO] JPMorgan

CONTENTS

====================================================================================================================================

                                  2 |    U.S. EQUITY MANAGEMENT APPROACH

                                         U.S. equity investment process ...........................................................2


                                  4 |    J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND

The fund's goal, investment approach,    Fund description .........................................................................4
         risks, expenses, performance
             and financial highlights    Investor expenses ........................................................................4

                                         Performance ..............................................................................5

                                         Financial highlights......................................................................5



                                  6 |    YOUR INVESTMENT

         Investing in the J.P. Morgan    Investing through a financial professional ...............................................6
                  Institutional Small
                         Company Fund    Investing through an employer-sponsored retirement plan ..................................6

                                         Investing through an IRA or Rollover IRA .................................................6

                                         Investing directly .......................................................................6

                                         Opening your account .....................................................................6

                                         Adding to your account ...................................................................6

                                         Selling shares ...........................................................................7

                                         Account and transaction policies .........................................................7

                                         Dividends and distributions ..............................................................8

                                         Tax considerations .......................................................................8


                                  9 |    FUND DETAILS

       More about risk and the fund's    Master/feeder structure ..................................................................9
                  business operations
                                         Management and administration ............................................................9

                                         Risk and reward elements ................................................................10


                                         FOR MORE INFORMATION ............................................................back cover

INTRODUCTION
================================================================================

J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND

This fund invests primarily in U.S. small company stocks by investing through a master portfolio (another fund with the same goal). As a shareholder, you should anticipate risks and rewards beyond those of a typical bond, balanced or large-cap equity fund.

WHO MAY WANT TO INVEST

The fund is designed for investors who:

o    are pursuing a long-term goal such as retirement

o want to add an investment with growth potential to further diversify a portfolio

o want a fund that seeks to outperform the market in which it invests over the long term

The fund is not designed for investors who:

o want a fund that pursues market trends or focuses only on particular industries or sectors

o    require regular income or stability of principal

o    are pursuing a short-term goal or investing emergency reserves

J.P. MORGAN


Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $275 billion in assets under management, including assets managed by the fund's advisor, J.P. Morgan Investment Management Inc.


========================================
Before you invest

Investors considering the fund should
understand that:

o    The value of the fund's shares will
     fluctuate over time. You could lose
     money if you sell when the fund's
     share price is lower than when you
     invested.

o    There is no assurance that the fund
     will meet its investment goal.

o    Future returns will not necessarily
     resemble past performance.
----------------------------------------

                                                                             |
                                                                             | 1
                                                                             |

U.S. EQUITY MANAGEMENT APPROACH
================================================================================

                                        The J.P. Morgan Institutional U.S. Small
                                        Company Fund invests primarily in U.S.
                                        small company stocks.

                                        The fund's investment philosophy,
                                        developed by its advisor, focuses on
                                        stock picking while largely avoiding
                                        sector or market-timing strategies.
                                        Also, under normal market conditions,
                                        the fund will remain fully invested.


                                        U.S. EQUITY INVESTMENT PROCESS

                                        In managing the fund, J.P. Morgan
                                        employs a three-step process:

                         [GRAPHIC]      Research J.P. Morgan takes an in-depth
                                        look at company prospects over a
     J.P. Morgan analysts develop       relatively long period -- often as much
 proprietary fundamental research       as five years -- rather than focusing on
                                        near-term expectations. This approach is designed to provide insight into a company's real growth potential. J.P.
                                        Morgan's in-house research is developed
                                        by an extensive worldwide network of
                                        over 120 career analysts. The team of
                                        analysts dedicated to U.S. equities
                                        includes more than 20 members, with an
                                        average of over ten years of experience.

                         [GRAPHIC]      Valuation The research findings allow
                                        J.P. Morgan to rank the companies in
Stocks in each industry are ranked      each industry group according to their
           with the help of models      relative value. The greater a company's
                                        estimated worth compared to the current
                                        market price of its stock, the more
                                        undervalued the company. The valuation
                                        rankings are produced with the help of a variety of models that quantify the research team's findings.

                         [GRAPHIC]      Stock selection The fund buys and sells
                                        stocks according to its own policies,
    Using research and valuations,      using the research and valuation
        the fund's management team      rankings as a basis. In general, the
       chooses stocks for its fund      management team buys stocks that are
                                        identified as undervalued and considers
                                        selling them when they appear
                                        overvalued. Along with attractive
                                        valuation, the fund's managers often
                                        consider a number of other criteria:

                                        o  catalysts that could trigger a rise
                                           in a stock's price

                                        o  high potential reward compared to
                                           potential risk

                                        o  temporary mispricings caused by
                                           market overreactions


  |
2 | U.S. EQUITY MANAGEMENT APPROACH
  |

================================================================================






                     (THIS PAGE IS INTENTIONALLY LEFT BLANK)






                                                                             |
                                                                             | 3
                                                                             |

J.P. MORGAN INSTITUTIONAL
U.S. SMALL COMPANY FUND                 TICKER SYMBOL: JUSSX
================================================================================
                                     REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                             (J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND)


[GRAPHIC] GOAL


     The fund's goal is to provide high total return from a portfolio of small company stocks. This goal can be changed without shareholder approval.


[GRAPHIC] INVESTMENT APPROACH


     The fund invests primarily in small and medium sized U.S. companies whose market capitalizations are greater than $110 million and less than $2.5 billion. Industry by industry, the fund's weightings are similar to those of the Russell 2000 Index. The fund can moderately underweight or overweight industries when it believes it will benefit performance.


Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the process described on page 2. The fund generally considers selling stocks that appear overvalued or have grown into large-cap stocks.

[GRAPHIC] POTENTIAL RISKS AND REWARDS

     The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.


Small-cap stocks have historically offered higher long-term growth than large-cap stocks, and have also involved higher risks. The fund's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. The fund pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index.


The fund's securities are described in more detail on page 10, along with their main risks, which may cause the fund's share price to decline, and the fund's strategies to reduce these risks.

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages over $275 billion, including more than $2.4 billion using the same strategy as the fund.

The portfolio management team is led by Denise Higgins, Candice Eggerss and Stephen J. Rich, all vice presidents. Ms. Higgins joined the team in January of 1998 and has been with J.P. Morgan since 1994. Prior to managing the fund, Ms. Higgins served as a balanced and equity portfolio manager and member of the U.S. asset allocation committee, and prior to 1994 was a mid-to-small cap portfolio manager at Lord Abbett & Company. Ms. Eggerss has been with J.P. Morgan since May of 1996 as a member of the U.S. small company portfolio management team and from June of 1993 to May of 1996 held a similar position with Weiss, Peck and Greer. Mr. Rich joined the team in January of 1997 and has been at J.P. Morgan since 1991, and prior to managing the fund held positions in J.P. Morgan's structured equity and balanced/equity groups.


================================================================================
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.


================================================================================
Annual fund operating expenses(1)                                         (%)
================================================================================
Management fees (actual)                                                   0.60

Marketing (12b-1) fees                                                     none

Other expenses(2)
(after reimbursement)                                                      0.20
================================================================================
Total operating expenses(2)
(after reimbursement)                                                     0.80
--------------------------------------------------------------------------------

================================================================================
Expense example
================================================================================

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                                           1 yr.   3 yrs.    5 yrs.    10 yrs.
Your cost($)                                 8       26        44        99
--------------------------------------------------------------------------------


  |
4 | J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND
  |

====================================================================================================================================
PERFORMANCE (unaudited)
=================================
Average annual total return (%)        Shows performance over time, for periods ended December 31, 1996
=================================---------------------------------------------------------------------------------------------------
                                                                          1 yr.         5 yrs.         10 yrs.    Since Inception(3)
J.P. Morgan Institutional U.S. Small Company Fund(3) (after expenses)     22.70         14.87          15.47            14.40
------------------------------------------------------------------------------------------------------------------------------------
Russell 2500 Index(4) (no expenses)                                       24.36         17.59          16.94            14.89
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index(4) (no expenses)                                       22.36         16.41          15.76            13.04
------------------------------------------------------------------------------------------------------------------------------------

=================================
Year-by-year total return (%)          Shows changes in returns by calendar year
=================================---------------------------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                           1988      1989      1990      1991     1992     1993      1994     1995    1996     1997
J.P. Morgan Institutional
  U.S. Small Company Fund                 13.67     29.01    (24.34)    59.59    18.98     8.59     (5.81)    31.88   20.84    22.70
------------------------------------------------------------------------------------------------------------------------------------
Russell 2500 Index(4)                     22.73     19.43    (14.88)    46.70    16.19    16.54     (1.06)    31.70   19.03    24.36
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index(4)                                                                                                          22.36
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
=================================
Per-share data                         For fiscal periods ended May 31
=================================--------------------------------------------------------------------------------------------------
                                                                     1994(3)         1995          1996         1997         1998
Net asset value, beginning of period ($)                             10.00          10.03         11.16        13.97        14.09
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss) ($)                                   0.04           0.10          0.13         0.10         0.09
   Net realized and unrealized gain
   on investment ($)                                                    --           1.12          3.66         1.07         3.04
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                  0.04           1.22          3.79         1.17         3.13
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from
   Net investment income ($)                                         (0.01)         (0.09)        (0.12)       (0.13)       (0.08)
   Net realized gain ($)                                                --             --         (0.86)       (0.92)       (1.84)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions ($)                                              (0.01)         (0.09)        (0.98)       (1.05)       (1.92)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                   10.03          11.16         13.97        14.09        15.30
-----------------------------------------------------------------------------------------------------------------------------------
=================================
Ratios and supplemental data
=================================--------------------------------------------------------------------------------------------------
Total return (%)                                                      0.42(5)       12.26         35.60         9.44        23.55
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                             74,141        149,279       291,931      401,797      420,413
Ratio to average net assets:
Expenses (%)                                                          0.80(6)        0.80          0.80         0.80         0.80
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (%)                                      0.93(6)        1.14          1.20         0.81         0.55
-----------------------------------------------------------------------------------------------------------------------------------
Expenses without reimbursement and including interest expense (%)     1.07(6)        0.91          0.83         0.85         0.85
-----------------------------------------------------------------------------------------------------------------------------------
Interest expense (%)                                                    --             --            --           --         0.00(7)
-----------------------------------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 9. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 0.80%.

(2) Without reimbursement, other expenses and total operating expenses would have been 0.25% and 0.85%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.

(3) The fund commenced operations on 7/19/93 and commenced public investment operations on 11/4/93 and returns reflect performance of The Capital Appreciation Fund, the fund's predecessor, prior to that date. The Capital Appreciation Fund commenced operations on 6/27/85.

(4) Effective 3/1/98, the fund's benchmark changed from the Russell 2500 Index, a widely recognized, unmanaged index used primarily to measure the performance of small- to medium- cap U.S. stocks, to the Russell 2000 Index, a widely recognized, unmanaged index used primarily to measure the performance of small-cap U.S. stocks. The Russell 2000 Index represents the returns of small-cap stocks only, better captures that universe's performance and fits more neatly into an investor's asset allocation model.

(5)  Not annualized.

(6)  Annualized.

(7)  Less than 0.01%.


                                                                             |
                        J.P. Morgan Institutional U.S. Small Company Fund    | 5
                                                                             |

YOUR INVESTMENT
================================================================================


For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.


INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Determine the amount you are investing. The minimum amount for initial investments in the fund is $1,000,000 and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o    Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.


OPENING YOUR ACCOUNT

     By wire

o    Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

     Morgan Guaranty Trust Company of New York
     Routing number: 021-000-238
     Credit: J.P. Morgan Institutional Funds
     Account number: 001-57-689
     FFC: your account number, name of registered owner(s) and fund name

     By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

     By exchange


o    Call the Shareholder Services Agent to effect an exchange.


ADDING TO YOUR ACCOUNT

     By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

   BY CHECK

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

     By exchange


o    Call the Shareholder Services Agent to effect an exchange.



  |
6 | YOUR INVESTMENT
  |

================================================================================

SELLING SHARES


     By phone - wire payment


o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.


     By phone - check payment


o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

     In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o    Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o    Mail the letter to the Shareholder Services Agent.

     By exchange


o    Call the Shareholder Services Agent to effect an exchange.


ACCOUNT AND TRANSACTION POLICIES

Telephone orders The fund accepts telephone orders from all shareholders. To guard against fraud, the fund requires shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if the fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in this fund for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.


The fund may alter, limit, or suspend its exchange policy at any time.

Business hours and NAV calculations The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing, the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.



================================================================================

                         Shareholder Services Agent
                         J.P. Morgan Funds Services
                         522 Fifth Avenue
                         New York, NY 10036
                         1-800-766-7722


                         Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.


                                                                             |
                                                             YOUR INVESTMENT | 7
                                                                             |

================================================================================


Timing of settlements When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.


When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.


Statements and reports The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on the fund's holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.


DIVIDENDS AND DISTRIBUTIONS

The fund typically pays income dividends two times a year and makes capital gains distributions, if any, once per year (usually in August). However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. These dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.


Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.


TAX CONSIDERATIONS


In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:


--------------------------------------------------------------------------------
Transaction                             Tax status
--------------------------------------------------------------------------------
Income dividends                        Ordinary income

Short-term capital gains                Ordinary income
distributions

Long-term capital gains                 Capital gains
distributions

Sales or exchanges of shares            Capital gains or losses
owned for more than one year

Sales or exchanges of shares            Gains are treated as ordinary
owned for one year or less              income; losses are subject
                                        to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.



  |
8 | YOUR INVESTMENT
  |

FUND DETAILS
================================================================================

MASTER/FEEDER STRUCTURE

As noted earlier, the fund is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)


The master portfolio accepts investments from other feeder funds, and the feeders bear the master portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when the master portfolio seeks a vote, the fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.


The fund and its master portfolio expect to maintain consistent goals, but if they do not, the fund will withdraw from the master portfolio, receiving its assets either in cash or securities. The fund's trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

MANAGEMENT AND ADMINISTRATION


The fund and its master portfolio are governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, provides fund officers. J.P. Morgan, as co-administrator, along with J.P. Morgan, oversees the fund's other service providers.


J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                       0.60% of the master
                                        portfolio's average net assets
--------------------------------------------------------------------------------
Administrative services                 Master portfolio's and fund's
(fee shared with Funds                  pro-rata portions of 0.09% of
 Distributor, Inc.)                     the first $7 billion in
                                        J.P. Morgan-advised portfolios,
                                        plus 0.04% of average
                                        net assets over $7 billion
--------------------------------------------------------------------------------
Shareholder services                    0.10% of the fund's average
                                        net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.


Year 2000 Fund operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the fund's other service providers and other entities with computer systems linked to the fund do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent these problems from adversely impacting fund operations and shareholders. In addition, to the extent that operations of issuers of securities held by the fund are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the fund or generally, the net asset value of the fund will decline.



                                                                            |
                                                              FUND DETAILS  |  9
                                                                            |

================================================================================

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up the fund's overall risk and reward characteristics (described on page 3). It also outlines the fund's policies toward various securities, including those that are designed to help the fund manage risk.


====================================================================================================================================
Potential risks                              Potential rewards                            Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions


o    The fund's share price and              o    Stocks have generally outperformed      o    Under normal circumstances the fund
     performance will fluctuate in                more stable investments (such as             plans to remain fully invested,
     response to stock market movements           bonds and cash equivalents) over             with at least 65% in stocks; stock
                                                  the long term                                investments may include U.S. and
o    Adverse market conditions may from                                                        foreign common stocks, convertible
     time to time cause the fund to take                                                       securities, preferred stocks, trust
     temporary defensive positions that                                                        or partnership interests, warrants,
     are inconsistent with its principal                                                       rights, and investment company
     investment strategies and may                                                             securities
     hinder the fund from achieving its
     investment objective                                                                 o    The fund seeks to limit risk
                                                                                               through diversification


                                                                                          o    During severe market downturns, the
                                                                                               fund has the option of investing up
                                                                                               to 100% of assets in investment-grade
                                                                                               short-term securities
------------------------------------------------------------------------------------------------------------------------------------
Management choices

o    The fund could underperform its         o    The fund could outperform its           o    J.P. Morgan focuses its active
     benchmark due to its securities and          benchmark due to these same choices          management on securities selection,
     asset allocation choices                                                                  the area where it believes its
                                                                                               commitment to research can most
                                                                                               enhance returns
------------------------------------------------------------------------------------------------------------------------------------
Foreign investments


o    Currency exchange rate movements        o    Favorable exchange rate movements       o    The fund anticipates that its total
     could reduce gains or create losses          could generate gains or reduce               foreign investments will not exceed
                                                  losses                                       20% of assets.
o    The fund could lose money because
     of foreign government actions,          o    Foreign investments, which              o    The fund actively manages the
     political instability, or lack of            represent a major portion of the             currency exposure of its foreign
     adequate and accurate information            world's securities, offer                    investments relative to its
                                                  attractive potential performance             benchmark, and may hedge back into
                                                  and opportunities for                        the U.S. dollar from time to time
                                                  diversification                              (see also "Derivatives")
------------------------------------------------------------------------------------------------------------------------------------
Derivatives

o    Derivatives such as futures,            o    Hedges that correlate well with         o    The fund uses derivatives for
     options, swaps and forward foreign           underlying positions can reduce or           hedging and for risk management
     currency contracts that are used             eliminate losses at low cost                 (i.e., to establish or adjust
     for hedging the portfolio or                                                              exposure to particular securities,
     specific securities may not fully       o    The fund could make money and                markets or currencies); risk
     offset the underlying positions(1)           protect against losses if                    management may include management
                                                  management's analysis proves                 of the fund's exposure relative to
o    Derivatives used for risk                    correct                                      its benchmark
     management may not have the
     intended effects and may result in      o    Derivatives that involve leverage       o    The fund only establishes hedges
     losses or missed opportunities               could generate substantial gains at          that it expects will be highly
                                                  low cost                                     correlated with underlying
o    The counterparty to a derivatives                                                         positions
     contract could default
                                                                                          o    While the fund may use derivatives
o    Derivatives that involve leverage                                                         that incidentally involve leverage,
     could magnify losses                                                                      it does not use them for the
                                                                                               specific purpose of leveraging the
                                                                                               portfolio
------------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at pre-determined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


   |
10 | FUND DETAILS
   |

====================================================================================================================================
Potential risks                              Potential rewards                            Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings


o    The fund could have difficulty          o    These holdings may offer more           o    The fund may not invest more than
     valuing these holdings precisely             attractive yields or potential               15% of net assets in illiquid
                                                  growth than comparable widely                holdings
o    The fund could be unable to sell             traded securities
     these holdings at the time or price                                                  o    To maintain adequate liquidity to
     it desires                                                                                meet redemptions, the fund may hold
                                                                                               investment-grade short-term
                                                                                               securities (including repurchase
                                                                                               agreements) and, for temporary or
                                                                                               extraordinary purposes, may borrow
                                                                                               from banks up to 33 1/3% of its
                                                                                               assets
------------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed
delivery securities


o    When the fund buys securities           o    The fund can take advantage of          o    The fund uses segregated accounts
     before issue or for delayed                  attractive transaction                       to offset leverage risk
     delivery, it could be exposed to             opportunities
     leverage risk if it does not use
     segregated accounts
------------------------------------------------------------------------------------------------------------------------------------
Short-term trading

o    Increased trading would raise the       o    The fund could realize gains in a       o    The fund anticipates a portfolio
     fund's brokerage and related costs           short period of time                         turnover rate of approximately 100%

o    Increased short-term capital gains      o    The fund could protect against          o    The fund generally avoids
     distributions would raise                    losses if a stock is overvalued and          short-term trading, except to take
     shareholders' income tax liability           its value later falls                        advantage of attractive or
                                                                                               unexpected opportunities or to meet
                                                                                               demands generated by shareholder
                                                                                               activity
------------------------------------------------------------------------------------------------------------------------------------

                                                                            |
                                                               FUND DETAILS | 11
                                                                            |

================================================================================






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   |
12 |
   |

================================================================================






                     (THIS PAGE IS INTENTIONALLY LEFT BLANK)




                                                                            |
                                                                            | 13
                                                                            |

================================================================================
FOR MORE INFORMATION
================================================================================

For investors who want more information on the fund, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.


Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:


J.P. Morgan Institutional U.S. Small Company Fund
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone:  1-800-766-7722

Hearing impaired:  1-888-468-4015

Email:  JPM_Mutual_Funds@JPMorgan.com


Text-only versions of these documents and this prospectus are available, upon payment of a duplicting fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The fund's investment company and 1933 Act registration numbers are 811-07342 and 033-54642.



J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.


[LOGO] JPMorgan
================================================================================
       J.P. Morgan Institutional Funds


       Advisor                                       Distributor
       J.P. Morgan Investment Managment Inc.         Funds Distributor, Inc.
       522 Fifth Avenue                              60 State Street
       New York, NY 10036                            Boston, MA 02109
       1-800-766-7722                                1-800-221-7930



                                                                    PROS384-9810

--------------------------------------------------------------------------------
                                                                    |
                                                    OCTOBER 1, 1998 | Prospectus
                                                                    |
================================================================================


J.P. MORGAN INSTITUTIONAL
U.S. EQUITY FUND







                                       =========================================
                                       Seeking to outperform the market in which it invests over the long term through a disciplined management approach





This prospectus contains essential information for anyone investing in the fund. Please read it carefully and keep it for reference.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

                                                  [LOGO] JPMorgan


Distributed by Funds Distributor, Inc.

CONTENTS

====================================================================================================================================

                                            2 |       U.S. EQUITY MANAGEMENT APPROACH

                                                      U.S. equity investment process .............................................2


                                            4 |       J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND


                                                      Fund description ...........................................................4
          The fund's goal, investment approach,
              risks, expenses, performance, and       Investor expenses ..........................................................4
                           financial highlights
                                                      Performance ................................................................5

                                                      Financial highlights .......................................................5


                                            6 |       YOUR INVESTMENT


                                                      Investing through a financial professional .................................6
     Investing in the J.P. Morgan Institutional
                               U.S. Equity Fund       Investing through an employer-sponsored retirement plan ....................6

                                                      Investing through an IRA or Rollover IRA ...................................6

                                                      Investing directly .........................................................6

                                                      Opening your account .......................................................6

                                                      Adding to your account .....................................................6

                                                      Selling shares .............................................................7

                                                      Account and transaction policies ...........................................7

                                                      Dividends and distributions ................................................8

                                                      Tax considerations .........................................................8


                                            9 |       FUND DETAILS


                                                      Master/feeder structure ....................................................9
                 More about risk and the fund's
                            business operations       Management and administration ..............................................9

                                                      Risk and reward elements ..................................................10




                                                      FOR MORE INFORMATION ...............................................back cover

INTRODUCTION
================================================================================

J.P. MORGAN INSTITUTIONAL U.S.EQUITY FUND

This fund invests primarily in U.S. stocks by investing through a master portfolio (another fund with the same goal). As a shareholder, you should anticipate risks and rewards beyond those of a typical bond fund or a typical balanced fund.

WHO MAY WANT TO INVEST

The fund is designed for investors who:

o    are pursuing a long-term goal such as retirement

o want to add an investment with growth potential to further diversify a portfolio

o want a fund that seeks to outperform the market in which it invests over the long term

The fund is not designed for investors who:

o want a fund that pursues market trends or focuses only on particular industries or sectors

o    require regular income or stability of principal

o    are pursuing a short-term goal or investing emergency reserves


J.P. MORGAN


Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $275 billion in assets under management, including assets managed by the fund's advisor, J.P. Morgan Investment Management Inc.




=========================================
Before you invest

Investors considering the fund should
understand that:

o    The value of the fund's shares will
     fluctuate over time. You could lose
     money if you sell when the fund's
     share price is lower than when you
     invested.

o    There is no assurance that the fund
     will meet its investment goal.

o    Future returns will not necessarily
     resemble past performance.
-----------------------------------------

                                                                             |
                                                                             | 1
                                                                             |

U.S. EQUITY MANAGEMENT APPROACH
================================================================================

                                           The J.P. Morgan Institutional U.S.
                                           Equity Fund invests primarily in U.S.
                                           stocks.

                                           The fund's investment philosophy,
                                           developed by its advisor, focuses on
                                           stock picking while largely avoiding
                                           sector or market-timing strategies.
                                           Also, under normal market conditions,
                                           the fund will remain fully invested.


                                           U.S. EQUITY INVESTMENT PROCESS

                                           In managing the fund, J.P. Morgan
                                           employs a three-step process:

                                           Research J.P. Morgan takes an
                                           in-depth look at company prospects
                                           over a relatively long period --
                                           often as much as five years -- rather
                               [GRAPHIC]   than focusing on near-term
                                           expectations. This approach is
J.P. Morgan analysts develop proprietary   designed to provide insight into a
                    fundamental research   company's real growth potential. J.P.
                                           Morgan's in-house research is
                                           developed by an extensive worldwide
                                           network of over 120 career analysts.
                                           The team of analysts dedicated to
                                           U.S. equities includes more than 20
                                           members, with an average of over ten
                                           years of experience.

                                           Valuation The research findings allow
                                           J.P. Morgan to rank the companies in
                                           each industry group according to
                                           their relative value. The greater a
                                           company's estimated worth compared to
                               [GRAPHIC]   the current market price of its
                                           stock, the more undervalued the
      Stocks in each industry are ranked   company. The valuation rankings are
                 with the help of models   produced with the help of a variety
                                           of models that quantify the research
                                           team's findings.

                                           Stock selection The fund buys and
                                           sells stocks according to its own
                                           policies, using the research and
                                           valuation rankings as a basis. In
                                           general, the management team buys
                                           stocks that are identified as
                                [GRAPHIC]  undervalued and considers selling
                                           them when they appear overvalued.
          Using research and valuations,   Along with attractive valuation, the
              the fund's management team   fund's managers often consider a
             chooses stocks for its fund   number of other criteria:

                                           o    catalysts that could trigger a
                                                rise in a stock's price

                                           o    high potential reward compared
                                                to potential risk

                                           o    temporary mispricings caused by
                                                market overreactions


  |
2 | U.S. EQUITY MANAGEMENT APPROACH
  |

================================================================================
















                     (THIS PAGE IS INTENTIONALLY LEFT BLANK)














                                                                             |
                                                                             | 3
                                                                             |

J.P. MORGAN INSTITUTIONAL
U.S. EQUITY FUND                  | TICKER SYMBOL: JMUEX
================================================================================
                                    REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                    (J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND)

[GRAPHIC]  GOAL


     The fund's goal is to provide high total return from a portfolio of selected equity securities. This goal can be changed without shareholder approval.



[GRAPHIC]  INVESTMENT APPROACH

     The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the investment process described on page 2. The fund generally considers selling stocks that appear overvalued.


[GRAPHIC]  POTENTIAL RISKS AND REWARDS

     The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By emphasizing undervalued stocks, the fund has the potential to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the fund so they can differ only moderately from the industry weightings of the S&P 500, the fund seeks to limit its volatility to that of the overall market, as represented by this index.

The fund's securities are described in more detail on page 10, along with their main risks, which may cause the fund's share price to decline, and the fund's strategies to reduce these risks.

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages over $275 billion, including more than $12.5 billion using the same strategy as the fund.

The portfolio management team is led by William M. Riegel, Jr., managing director, who has been on the team since 1993 and has been at J.P. Morgan since 1979, and Henry D. Cavanna, managing director, who joined the team in February of 1998, and has been at J.P. Morgan since 1971. Both served as managers of U.S. equity portfolios prior to managing the fund.




================================================================================

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page


================================================================================
Annual fund operating expenses(1)                                             %
================================================================================
Management fees (actual)                                                    0.40

Marketing (12b-1) fees                                                      none


Other expenses(2)
(after reimbursement)                                                       0.20
================================================================================
Total operating expenses(2)
(after reimbursement)                                                       0.60
--------------------------------------------------------------------------------



================================================================================
Expense example
================================================================================

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.
--------------------------------------------------------------------------------
                                       1 yr.      3 yrs.      5 yrs.     10 yrs.
Your cost($)                            6          19          33          75
--------------------------------------------------------------------------------

  |
4 | J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND
  |

====================================================================================================================================

PERFORMANCE (unaudited)

==================================
Average annual total (%)               Shows performance over time, for periods ended December 31, 1997
==================================--------------------------------------------------------------------------------------------------
                                                                                   1 yr.      5 yrs.     10 yrs.  Since Inception(3)
J.P. Morgan Institutional U.S. Equity Fund(3) (after expenses)                     28.58      18.04       17.65        16.39
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(4) (no expenses)                                                           33.36      20.27       18.05        17.34
------------------------------------------------------------------------------------------------------------------------------------

==================================
Year-by-year total return (%)          Shows changes in returns by calendar year
==================================--------------------------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                  1988    1989     1990    1991     1992    1993      1994     1995    1996    1997

J.P. Morgan Institutional U.S. Equity Fund        14.12   31.43    1.38    34.12    8.73    11.06    (O.32)    32.83   21.22   28.58
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(4)                                        16.61   31.69   (3.11)   30.47    7.62    10.08     1.32     37.58   22.96   33.36
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
FINANCIAL HIGHLIGHTS

==================================
Per-share data                         For fiscal periods ended May 31
==================================--------------------------------------------------------------------------------------------------

                                                            1994(3)           1995            1996            1997            1998
Net asset value, beginning of period ($)                    10.00             10.92           12.10           14.00           15.66
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                 0.08              0.18            0.27            0.17            0.15
   Net realized and unrealized gain (loss)
   on investments ($)                                        0.88              1.42            2.66            3.02            3.81
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                         0.96              1.60            2.93            3.19            3.96
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
   Net investment income ($)                                (0.04)            (0.14)          (0.20)          (0.25)          (0.18)
   Net realized gains ($)                                    --               (0.28)          (0.83)          (1.28)          (2.71)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions ($)                                     (0.04)            (0.42)          (1.03)          (1.53)          (2.89)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                          10.92             12.10           14.00           15.66           16.73
-----------------------------------------------------------------------------------------------------------------------------------

==================================
Ratios and supplemental data
==================================-------------------------------------------------------------------------------------------------
Total return (%)                                             9.61(5)          15.40           25.43           25.21           28.53
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                    47,473           172,497         221,368         329,776         378,988
-----------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                                 0.60(6)           0.60            0.60            0.60            0.60
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (%)                                    1.74(6)           2.07            2.08            1.33            0.89
-----------------------------------------------------------------------------------------------------------------------------------
Expenses without reimbursement (%)                           1.03(6)           0.71            0.62            0.65            0.63
-----------------------------------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 9. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 0.60%.

(2) Without reimbursement, other expenses and total operating expenses would have been 0.23% and 0.63%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.

(3) The fund commenced operations on 7/19/93 and commenced public investment operations on 9/17/93 and returns reflect performance of The Pierpont Equity Fund, the fund's predecessor, prior to that date. The Pierpont Equity Fund commenced operations on 6/27/85 and performance is calculated as of 6/30/85.

(4) The S&P500 is an unmanaged index of U.S. stocks widely used as a measure of overall stock market performance.

(5)  Not annualized.

(6)  Annualized.



                                                                             |
                                  J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND | 5
                                                                             |

YOUR INVESTMENT
================================================================================


For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.



INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Determine the amount you are investing. The minimum amount for initial investments in the fund is $3,000,000 and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o    Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

     By wire

o    Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

     Morgan Guaranty Trust Company of New York
     Routing number: 021-000-238
     Credit: J.P. Morgan Institutional Funds
     Account number: 001-57-689
     FFC: your account number, name of registered owner(s) and fund name

     By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

     By exchange


o    Call the Shareholder Services Agent to effect an exchange.


ADDING TO YOUR ACCOUNT

     By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

     By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

     By exchange


o    Call the Shareholder Services Agent to effect an exchange.




  |
6 |  YOUR INVESTMENT
  |

================================================================================


SELLING SHARES


     By phone - wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.


     By phone - check payment


o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

     In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o    Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o    Mail the letter to the Shareholder Services Agent.

     By exchange


o    Call the Shareholder Services Agent to effect an exchange.


ACCOUNT AND TRANSACTION POLICIES

Telephone orders The fund accepts telephone orders from all shareholders. To guard against fraud, the fund requires shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if the fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in this fund for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.


The fund may alter, limit, or suspend its exchange policy at any time.

Business hours and NAV calculations The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing, the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.



================================================================================

                            Shareholder Services Agent
                            J.P. Morgan Funds Services
                            522 Fifth Avenue
                            New York, NY 10036
                            1-800-766-7722


                            Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.


                                                                             |
                                                             YOUR INVESTMENT | 7
                                                                             |

================================================================================


Timing of settlements When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.


When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.


Statements and reports The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on the fund's holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.


DIVIDENDS AND DISTRIBUTIONS

The fund typically pays income dividends four times a year and makes capital gains distributions, if any, once per year (usually in August). However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. These dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.


Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.


TAX CONSIDERATIONS


In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:


--------------------------------------------------------------------------------
Transaction                        Tax status
--------------------------------------------------------------------------------
Income dividends                   Ordinary income

Short-term capital gains           Ordinary income
distributions

Long-term capital gains            Capital gains
distributions

Sales or exchanges of shares       Capital gains or losses
owned for more than one year

Sales or exchanges of shares       Gains are treated as ordinary
owned for one year or less         income; losses are subject
                                   to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


  |
8 | YOUR INVESTMENT
  |

FUND DETAILS
================================================================================

MASTER/FEEDER STRUCTURE

As noted earlier, the fund is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)


The master portfolio accepts investments from other feeder funds, and the feeders bear the master portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when the master portfolio seeks a vote, the fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.


The fund and its master portfolio expect to maintain consistent goals, but if they do not, the fund will withdraw from the master portfolio, receiving its assets either in cash or securities. The fund's trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

MANAGEMENT AND ADMINISTRATION


The fund and its master portfolio are governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.


J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
 Advisory services             0.40% of the master
                               portfolio's average net assets
--------------------------------------------------------------------------------
 Administrative services       Master portfolio's and fund's
 (fee shared with Funds        pro-rata portions of 0.09% of
 Distributor, Inc.)            the first $7 billion in
                               J.P. Morgan-advised portfolios,
                               plus 0.04% of average net
                               assets over $7 billion
--------------------------------------------------------------------------------
 Shareholder services          0.10% of the fund's average
                               net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.


Year 2000 Fund operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the fund's other service providers and other entities with computer systems linked to the fund do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent these problems from adversely impacting fund operations and shareholders. In addition, to the extent that operations of issuers of securities held by the fund are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the fund or generally, the net asset value of the fund will decline.



                                                                             |
                                                                FUND DETAILS | 9
                                                                             |

================================================================================

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up the fund's overall risk and reward characteristics (described on page 3). It also outlines the fund's policies toward various securities, including those that are designed to help the fund manage risk.


====================================================================================================================================
Potential risks                              Potential rewards                            Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions


o    The fund's share price and              o    Stocks have generally outperformed      o    Under normal circumstances the fund
     performance will fluctuate in                more stable investments (such as             plans to remain fully invested,
     response to stock market movements           bonds and cash equivalents) over             with at least 65% in stocks; stock
                                                  the long term                                investments may include U.S. and
o    Adverse market conditions may from                                                        foreign common stocks, convertible
     time to time cause the fund to take                                                       securities, preferred stocks, trust
     temporary defensive positions that                                                        or partnership interests, warrants,
     are inconsistent with its principal                                                       rights, and investment company
     investment strategies and may                                                             securities
     hinder the fund from achieving its
     investment objective                                                                 o    The fund seeks to limit risk
                                                                                               through diversification


                                                                                          o    During severe market downturns, the
                                                                                               fund has the option of investing up
                                                                                               to 100% of assets in investment-grade
                                                                                               short-term securities
------------------------------------------------------------------------------------------------------------------------------------
Management choices

o    The fund could underperform its         o    The fund could outperform its           o    J.P. Morgan focuses its active
     benchmark due to its securities and          benchmark due to these same choices          management on securities selection,
     asset allocation choices                                                                  the area where it believes its
                                                                                               commitment to research can most
                                                                                               enhance returns
------------------------------------------------------------------------------------------------------------------------------------
Foreign investments


o    Currency exchange rate movements        o    Favorable exchange rate movements       o    The fund anticipates that its total
     could reduce gains or create losses          could generate gains or reduce               foreign investments will not exceed
                                                  losses                                       20% of assets.
o    The fund could lose money because
     of foreign government actions,          o    Foreign investments, which              o    The fund actively manages the
     political instability, or lack of            represent a major portion of the             currency exposure of its foreign
     adequate and accurate information            world's securities, offer                    investments relative to its
                                                  attractive potential performance             benchmark, and may hedge back into
                                                  and opportunities for                        the U.S. dollar from time to time
                                                  diversification                              (see also "Derivatives")
------------------------------------------------------------------------------------------------------------------------------------
Derivatives

o    Derivatives such as futures,            o    Hedges that correlate well with         o    The fund uses derivatives for
     options, swaps and forward foreign           underlying positions can reduce or           hedging and for risk management
     currency contracts that are used             eliminate losses at low cost                 (i.e., to establish or adjust
     for hedging the portfolio or                                                              exposure to particular securities,
     specific securities may not fully       o    The fund could make money and                markets or currencies); risk
     offset the underlying positions(1)           protect against losses if                    management may include management
                                                  management's analysis proves                 of the fund's exposure relative to
o    Derivatives used for risk                    correct                                      its benchmark
     management may not have the
     intended effects and may result in      o    Derivatives that involve leverage       o    The fund only establishes hedges
     losses or missed opportunities               could generate substantial gains at          that it expects will be highly
                                                  low cost                                     correlated with underlying
o    The counterparty to a derivatives                                                         positions
     contract could default
                                                                                          o    While the fund may use derivatives
o    Derivatives that involve leverage                                                         that incidentally involve leverage,
     could magnify losses                                                                      it does not use them for the
                                                                                               specific purpose of leveraging the
                                                                                               portfolio
------------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at pre-determined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


   |
10 | FUND DETAILS
   |

====================================================================================================================================
Potential risks                              Potential rewards                            Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings


o    The fund could have difficulty          o    These holdings may offer more           o    The fund may not invest more than
     valuing these holdings precisely             attractive yields or potential               15% of net assets in illiquid
                                                  growth than comparable widely                holdings
o    The fund could be unable to sell             traded securities
     these holdings at the time or price                                                  o    To maintain adequate liquidity to
     it desires                                                                                meet redemptions, the fund may hold
                                                                                               investment-grade short-term
                                                                                               securities (including repurchase
                                                                                               agreements) and, for temporary or
                                                                                               extraordinary purposes, may borrow
                                                                                               from banks up to 33 1/3% of its
                                                                                               assets
------------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed
delivery securities


o    When the fund buys securities           o    The fund can take advantage of          o    The fund uses segregated accounts
     before issue or for delayed                  attractive transaction                       to offset leverage risk
     delivery, it could be exposed to             opportunities
     leverage risk if it does not use
     segregated accounts
------------------------------------------------------------------------------------------------------------------------------------
Short-term trading

o    Increased trading would raise the       o    The fund could realize gains in a       o    The fund anticipates a portfolio
     fund's brokerage and related costs           short period of time                         turnover rate of approximately 100%

o    Increased short-term capital gains      o    The fund could protect against          o    The fund generally avoids
     distributions would raise                    losses if a stock is overvalued and          short-term trading, except to take
     shareholders' income tax liability           its value later falls                        advantage of attractive or
                                                                                               unexpected opportunities or to meet
                                                                                               demands generated by shareholder
                                                                                               activity
------------------------------------------------------------------------------------------------------------------------------------

                                                                            |
                                                               FUND DETAILS | 11
                                                                            |

================================================================================






                     (THIS PAGE IS INTENTIONALLY LEFT BLANK)






   |
12 |
   |

================================================================================






                     (THIS PAGE IS INTENTIONALLY LEFT BLANK)




                                                                            |
                                                                            | 13
                                                                            |

================================================================================
FOR MORE INFORMATION
================================================================================

For investors who want more information on the fund, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.


Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:


J.P. Morgan Institutional U.S. Equity Fund
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone:  1-800-766-7722

Hearing impaired:  1-888-468-4015

Email:  JPM_Mutual_Funds@JPMorgan.com


Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The fund's investment company and 1933 Act registration numbers are 811-07342 and 033-54642.



J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.


[LOGO] JPMorgan
================================================================================
       J.P. Morgan Institutional Funds


       Advisor                                     Distributor
       J.P. Morgan Investment Management Inc.      Funds Distributor, Inc.
       522 Fifth Avenue                            60 State Street
       New York, NY 10036                          Boston, MA 02109
       1-800-766-7722                              1-800-221-7930



                                                                    PROS382-9810

--------------------------------------------------------------------------------
                                                            |
                                            OCTOBER 1, 1998 |  PROSPECTUS
                                                            |
================================================================================


J.P. MORGAN INSTITUTIONAL
DISCIPLINED EQUITY FUND







                                             ===================================
                                             Seeking to outperform the market in
                                             which it invests over the long term
                                             through a disciplined management
                                             approach





This prospectus contains essential information for anyone investing in the fund. Please read it carefully and keep it for reference.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

                                                  [LOGO] JPMorgan

Distributed by Funds Distributor, Inc.

CONTENTS

====================================================================================================================================

                                  2 |    U.S. EQUITY MANAGEMENT APPROACH

                                         U.S. equity investment process ...........................................................2


                                  4 |    J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND

The fund's goal, investment approach,    Fund description .........................................................................3
         risks, expenses, performance
             and financial highlights    Investor expenses ........................................................................3

                                         Performance ..............................................................................4

                                         Financial highlights......................................................................5



                                  6 |    YOUR INVESTMENT

         Investing in the J.P. Morgan    Investing through a financial professional ...............................................6
            Institutional Disciplined
                          Equity Fund    Investing through an employer-sponsored retirement plan ..................................6

                                         Investing through an IRA or Rollover IRA .................................................6

                                         Investing directly .......................................................................6

                                         Opening your account .....................................................................6

                                         Adding to your account ...................................................................6

                                         Selling shares ...........................................................................7

                                         Account and transaction policies .........................................................7

                                         Dividends and distributions ..............................................................8

                                         Tax considerations .......................................................................8


                                  9 |    FUND DETAILS

       More about risk and the fund's    Master/feeder structure ..................................................................9
                  business operations
                                         Management and administration ............................................................9

                                         Risk and reward elements ................................................................10


                                         FOR MORE INFORMATION ............................................................back cover

INTRODUCTION
================================================================================

J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND

This fund invests primarily in U.S. stocks by investing through a master portfolio (another fund with the same goal). As a shareholder, you should anticipate risks and rewards beyond those of a typical bond fund or a typical balanced fund.

WHO MAY WANT TO INVEST

The fund is designed for investors who:

o    are pursuing a long-term goal such as retirement

o want to add an investment with growth potential to further diversify a portfolio

o want a fund that seeks to outperform the market in which it invests over the long term

The fund is not designed for investors who:

o want a fund that pursues market trends or focuses only on particular industries or sectors

o    require regular income or stability of principal

o    are pursuing a short-term goal or investing emergency reserves

J.P. MORGAN


Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $275 billion in assets under management, including assets managed by the fund's advisor, J.P. Morgan Investment Management Inc.


========================================
Before you invest

Investors considering the fund should
understand that:

o    The value of the fund's shares will
     fluctuate over time. You could lose
     money if you sell when the fund's
     share price is lower than when you
     invested.

o    There is no assurance that the fund
     will meet its investment goal.

o    Future returns will not necessarily
     resemble past performance.
----------------------------------------

                                                                             |
                                                                             | 1
                                                                             |

U.S. EQUITY MANAGEMENT APPROACH
================================================================================

                                        The J.P. Morgan Institutional
                                        Disciplined Equity Fund invests
                                        primarily in U.S. stocks.

                                        The fund's investment philosophy,
                                        developed by its advisor, focuses on
                                        stock picking while largely avoiding
                                        sector or market-timing strategies.
                                        Also, under normal market conditions,
                                        the fund will remain fully invested.

                                        U.S. EQUITY INVESTMENT PROCESS

                                        In managing the fund, J.P. Morgan
                                        employs a three-step process:

                         [GRAPHIC]      Research J.P. Morgan takes an in-depth
                                        look at company prospects over a
     J.P. Morgan analysts develop       relatively long period -- often as much
 proprietary fundamental research       as five years -- rather than focusing on
                                        near-term expectations. This approach is designed to provide insight into a company's real growth potential. J.P.
                                        Morgan's in-house research is developed
                                        by an extensive worldwide network of
                                        over 120 career analysts. The team of
                                        analysts dedicated to U.S. equities
                                        includes more than 20 members, with an
                                        average of over ten years of experience.

                         [GRAPHIC]      Valuation The research findings allow
                                        J.P. Morgan to rank the companies in
Stocks in each industry are ranked      each industry group according to their
           with the help of models      relative value. The greater a company's
                                        estimated worth compared to the current
                                        market price of its stock, the more
                                        undervalued the company. The valuation
                                        rankings are produced with the help of a variety of models that quantify the research team's findings.

                         [GRAPHIC]      Stock selection The fund buys and sells
                                        stocks according to its own policies,
    Using research and valuations,      using the research and valuation
        the fund's management team      rankings as a basis. In general, the
       chooses stocks for its fund      management team buys stocks that are
                                        identified as undervalued and considers
                                        selling them when they appear
                                        overvalued. Along with attractive
                                        valuation, the fund's managers often
                                        consider a number of other criteria:

                                        o  catalysts that could trigger a rise
                                           in a stock's price

                                        o  high potential reward compared to
                                           potential risk

                                        o  temporary mispricings caused by
                                           market overreactions


  |
2 | U.S. EQUITY MANAGEMENT APPROACH
  |

J.P. MORGAN INSTITUTIONAL
DISCIPLINED EQUITY FUND
================================================================================
                                     REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                             (J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND)


[GRAPHIC] GOAL


     The fund's goal is to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 Stock Index (S&P 500). This goal can be changed without shareholder approval.


[GRAPHIC] INVESTMENT APPROACH


     The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the S&P 500. The fund does not look to overweight or underweight industries.


Within each industry, the fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. (The process used to rank stocks according to their relative valuations is described on page 2.)

[GRAPHIC] POTENTIAL RISKS AND REWARDS

     The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

The fund's securities are described in more detail on page 10, along with their main risks, which may cause the fund's share price to decline, and the fund's strategies to reduce these risks.

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages over $275 billion, including more than $13 billion using the same strategy as the fund.

The portfolio management team is led by James C. Wiess and Timothy J. Devlin, both vice presidents, who have been on the team since the fund's inception in January of 1997. Mr. Wiess has been at J.P. Morgan since 1992, and prior to managing this fund managed other structured equity portfolios for J.P. Morgan. Mr. Devlin has been at J.P. Morgan since July of 1996, and prior to that time was an equity portfolio manager at Mitchell Hutchins Asset Management Inc.


================================================================================
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

================================================================================
Annual fund operating expenses(1)                                           (%)
================================================================================
Management fees (actual)                                                   0.35

Marketing (12b-1) fees                                                     none

Other expenses(2)
(after reimbursement)                                                      0.10
================================================================================
Total operating expenses(2)
(after reimbursement)                                                      0.45
--------------------------------------------------------------------------------

================================================================================
Expense example
================================================================================

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                                      1 yr.     3 yrs.     5 yrs.     10 yrs.
Your cost($)                            5         14         25         57
--------------------------------------------------------------------------------


                                                                             |
                        J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND    | 3
                                                                             |

====================================================================================================================================
PERFORMANCE (unaudited)
=================================
Average annual total return (%)        Shows performance over time, for periods ended December 31, 1997
==================================--------------------------------------------------------------------------------------------------

                                                                                          1 yr.          5 yrs.    Since 10/31/89(3)
J.P. Morgan Institutional Disciplined Equity Fund (after expenses)                         n/a             n/a              n/a
------------------------------------------------------------------------------------------------------------------------------------
Private Account Composite (after expense)(4)                                              33.37           20.61            17.63
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(5) (no expenses)                                                                  33.36           20.27            16.89
------------------------------------------------------------------------------------------------------------------------------------

=================================
 Total returns (%)                     Shows changes in returns for periods ended December 31, 1997
==================================--------------------------------------------------------------------------------------------------

                          [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                                                      3 mos.     Since inception(6)
J.P. Morgan Institutional Disciplined Equity Fund                                      2.41            25.79
Private Account Composite(4)                                                           2.26            25.54
S&P 500(5)                                                                             2.87            25.52

=================================
Year-by-year total return (%)          Shows changes in returns by calendar year
==================================--------------------------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                         1990        1991         1992        1993          1994        1995        1996        1997
Private Account Composite(4)            (2.94)      30.39        11.75        10.20         2.21        37.87       23.26      33.37
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(5)                              (3.11)      30.47         7.62        10.08         1.32        37.58       22.96      33.36
------------------------------------------------------------------------------------------------------------------------------------

(1) The fund has a master/feeder structure as described on page 9. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 0.45%.

(2) Without reimbursement, other expenses and total operating expenses would have been 0.37% and 0.72%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.

(3)  The inception date of the Private Account Composite is 10/31/89.

(4) The performance of the Private Account Composite does not represent the fund's performance and should not be interpreted as indicative of the fund's future performance. The Composite reflects the historical performance of discretionary investment management accounts under the management of the fund's advisor with substantially similar objectives and policies as the fund. Historical Composite performance information reflects the deduction of the fund's total expenses of 0.45%. The performance of accounts in the Composite might have been lower if they were subject to the extra restrictions imposed on mutual funds. AIMR performance requirements went into effect 1/1/93 and prior to that date the Composite may not have included all discretionary accounts.

(5) The S&P 500 is an unmanaged index of U.S. stocks widely used as a measure of overall stock market performance.

(6) The fund commenced operations on 1/3/97 and performance is calculated as of 1/31/97.


  |
4 | J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND
  |

================================================================================

================================================================================
FINANCIAL HIGHLIGHTS


=================================
Per-share data                         For fiscal periods ended May 31
-------------------------------------------------------------------------------
                                                           1997(1)         1998
Net asset value, beginning of period ($)                   10.00          11.47
-------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                0.04           0.12
   Net realized and unrealized gain
   on investment ($)                                        1.43           3.62
================================================================================
Total from investment operations ($)                        1.47           3.74
-------------------------------------------------------------------------------
Less distributions to shareholders from:
   Net investment income ($)                                  --          (0.12)
   Net realized gains (loss) ($)                              --          (0.13)
-------------------------------------------------------------------------------
Total distributions ($)                                       --          (0.25)
-------------------------------------------------------------------------------
Net asset value, end of period ($)                         11.47          14.96
-------------------------------------------------------------------------------

=================================
Ratios and supplemental data
=================================----------------------------------------------
Total return (%)                                           14.70(2)        32.98
-------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                   49,726        296,191
-------------------------------------------------------------------------------
Ratio to average net assets:
-------------------------------------------------------------------------------
Expenses (%)                                                0.45(3)        0.45
--------------------------------------------------------------------------------
Net investment income (%)                                   1.58(3)        1.27
--------------------------------------------------------------------------------
Expenses without reimbursement (%)                          1.34(3)        0.72
--------------------------------------------------------------------------------

The Financial Highlights above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.



(1)  The fund commenced operations on 1/3/97.

(2)  Not annualized.

(3)  Annualized.


                                                                             |
                        J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND    | 5
                                                                             |

YOUR INVESTMENT
================================================================================


For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.


INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Determine the amount you are investing. The minimum amount for initial investments in the fund is $1,000,000 and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o    Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

     By wire

o    Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

     Morgan Guaranty Trust Company of New York
     Routing number: 021-000-238
     Credit: J.P. Morgan Institutional Funds
     Account number: 001-57-689
     FFC: your account number, name of registered owner(s) and fund name

     By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

     By exchange


o    Call the Shareholder Services Agent to effect an exchange.


ADDING TO YOUR ACCOUNT

     By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

     By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

     By exchange


o    Call the Shareholder Services Agent to effect an exchange.



  |
6 | YOUR INVESTMENT
  |

================================================================================

SELLING SHARES


     By phone - wire payment


o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.


     By phone - check payment


o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

     In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o    Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o    Mail the letter to the Shareholder Services Agent.

     By exchange


o    Call the Shareholder Services Agent to effect an exchange.


ACCOUNT AND TRANSACTION POLICIES

Telephone orders The fund accepts telephone orders from all shareholders. To guard against fraud, the fund requires shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if the fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in this fund for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

The fund may alter, limit, or suspend its exchange policy at any time.


Business hours and NAV calculations The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing, the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.



================================================================================

                         Shareholder Services Agent
                         J.P. Morgan Funds Services
                         522 Fifth Avenue
                         New York, NY 10036
                         1-800-766-7722


                         Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.


                                                                             |
                                                             YOUR INVESTMENT | 7
                                                                             |

================================================================================


Timing of settlements When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.


When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.


Statements and reports The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on the fund's holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.


DIVIDENDS AND DISTRIBUTIONS

The fund typically pays income dividends four times a year and makes capital gains distributions, if any, once per year (usually in August). However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. These dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.


Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.


TAX CONSIDERATIONS


In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:


--------------------------------------------------------------------------------
Transaction                             Tax status
--------------------------------------------------------------------------------
Income dividends                        Ordinary income

Short-term capital gains                Ordinary income
distributions

Long-term capital gains                 Capital gains
distributions

Sales or exchanges of shares            Capital gains or losses
owned for more than one year

Sales or exchanges of shares            Gains are treated as ordinary
owned for one year or less              income; losses are subject
                                        to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


  |
8 | YOUR INVESTMENT
  |

FUND DETAILS
================================================================================

MASTER/FEEDER STRUCTURE

As noted earlier, the fund is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)


The master portfolio accepts investments from other feeder funds, and the feeders bear the master portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when the master portfolio seeks a vote, the fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.


The fund and its master portfolio expect to maintain consistent goals, but if they do not, the fund will withdraw from the master portfolio, receiving its assets either in cash or securities. The fund's trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

MANAGEMENT AND ADMINISTRATION


The fund and its master portfolio are governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, provides fund officers. J.P. Morgan, as co-administrator, along with J.P. Morgan, oversees the fund's other service providers.


J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                       0.35% of the master
                                        portfolio's average net assets
--------------------------------------------------------------------------------
Administrative services                 Master portfolio's and fund's
(fee shared with Funds                  pro-rata portions of 0.09% of
Distributor, Inc.)                      the first $7 billion in
                                        J.P. Morgan-advised portfolios,
                                        plus 0.04% of average net
                                        assets over $7 billion
--------------------------------------------------------------------------------
Shareholder services                    0.10% of the fund's average
                                        net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.


Year 2000 Fund operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the fund's other service providers and other entities with computer systems linked to the fund do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent these problems from adversely impacting fund operations and shareholders. In addition, to the extent that operations of issuers of securities held by the fund are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the fund or generally, the net asset value of the fund will decline.



                                                                            |
                                                              FUND DETAILS  |  9
                                                                            |

================================================================================

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up the fund's overall risk and reward characteristics (described on page 3). It also outlines the fund's policies toward various securities, including those that are designed to help the fund manage risk.


====================================================================================================================================
Potential risks                              Potential rewards                            Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions


o    The fund's share price and              o    Stocks have generally outperformed      o    Under normal circumstances the fund
     performance will fluctuate in                more stable investments (such as             plans to remain fully invested,
     response to stock market movements           bonds and cash equivalents) over             with at least 65% in stocks; stock
                                                  the long term                                investments may include U.S. and
o    Adverse market conditions may from                                                        foreign common stocks, convertible
     time to time cause the fund to take                                                       securities, preferred stocks, trust
     temporary defensive positions that                                                        or partnership interests, warrants,
     are inconsistent with its principal                                                       rights, and investment company
     investment strategies and may                                                             securities
     hinder the fund from achieving its
     investment objective                                                                 o    The fund seeks to limit risk
                                                                                               through diversification


                                                                                          o    During severe market downturns, the
                                                                                               fund has the option of investing up
                                                                                               to 100% of assets in investment-grade
                                                                                               short-term securities
------------------------------------------------------------------------------------------------------------------------------------
Management choices

o    The fund could underperform its         o    The fund could outperform its           o    J.P. Morgan focuses its active
     benchmark due to its securities and          benchmark due to these same choices          management on securities selection,
     asset allocation choices                                                                  the area where it believes its
                                                                                               commitment to research can most
                                                                                               enhance returns
------------------------------------------------------------------------------------------------------------------------------------
Foreign investments


o    Currency exchange rate movements        o    Favorable exchange rate movements       o    The fund anticipates that its total
     could reduce gains or create losses          could generate gains or reduce               foreign investments will not exceed
                                                  losses                                       20% of assets.
o    The fund could lose money because
     of foreign government actions,          o    Foreign investments, which              o    The fund actively manages the
     political instability, or lack of            represent a major portion of the             currency exposure of its foreign
     adequate and accurate information            world's securities, offer                    investments relative to its
                                                  attractive potential performance             benchmark, and may hedge back into
                                                  and opportunities for                        the U.S. dollar from time to time
                                                  diversification                              (see also "Derivatives")
------------------------------------------------------------------------------------------------------------------------------------
Derivatives

o    Derivatives such as futures,            o    Hedges that correlate well with         o    The fund uses derivatives for
     options, swaps and forward foreign           underlying positions can reduce or           hedging and for risk management
     currency contracts that are used             eliminate losses at low cost                 (i.e., to establish or adjust
     for hedging the portfolio or                                                              exposure to particular securities,
     specific securities may not fully       o    The fund could make money and                markets or currencies); risk
     offset the underlying positions(1)           protect against losses if                    management may include management
                                                  management's analysis proves                 of the fund's exposure relative to
o    Derivatives used for risk                    correct                                      its benchmark
     management may not have the
     intended effects and may result in      o    Derivatives that involve leverage       o    The fund only establishes hedges
     losses or missed opportunities               could generate substantial gains at          that it expects will be highly
                                                  low cost                                     correlated with underlying
o    The counterparty to a derivatives                                                         positions
     contract could default
                                                                                          o    While the fund may use derivatives
o    Derivatives that involve leverage                                                         that incidentally involve leverage,
     could magnify losses                                                                      it does not use them for the
                                                                                               specific purpose of leveraging the
                                                                                               portfolio
------------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quntity of an underlying instrument at pre-determined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


   |
10 | FUND DETAILS
   |

====================================================================================================================================
Potential risks                              Potential rewards                            Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings

o    The fund could have difficulty          o    These holdings may offer more           o    The fund may not invest more than
     valuing these holdings precisely             attractive yields or potential               15% of net assets in illiquid
                                                  growth than comparable widely                holdings
o    The fund could be unable to sell             traded securities
     these holdings at the time or price                                                  o    To maintain adequate liquidity to
     it desires                                                                                meet redemptions, the fund may hold
                                                                                               investment-grade short-term
                                                                                               securities (including repurchase
                                                                                               agreements) and, for temporary or
                                                                                               extraordinary purposes, may borrow
                                                                                               from banks up to 33 1/3% of its
                                                                                               assets
------------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed
delivery securities

o    When the fund buys securities           o    The fund can take advantage of          o    The fund uses segregated accounts
     before issue or for delayed                  attractive transaction                       to offset leverage risk
     delivery, it could be exposed to             opportunities
     leverage risk if it does not use
     segregated accounts
------------------------------------------------------------------------------------------------------------------------------------
Short-term trading

o    Increased trading would raise the       o    The fund could realize gains in a       o    The fund anticipates a portfolio
     fund's brokerage and related costs           short period of time                         turnover rate of approximately 100%

o    Increased short-term capital gains      o    The fund could protect against          o    The fund generally avoids
     distributions would raise                    losses if a stock is overvalued and          short-term trading, except to take
     shareholders' income tax liability           its value later falls                        advantage of attractive or
                                                                                               unexpected opportunities or to meet
                                                                                               demands generated by shareholder
                                                                                               activity
------------------------------------------------------------------------------------------------------------------------------------

                                                                            |
                                                               FUND DETAILS | 11
                                                                            |

================================================================================






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   |
12 |
   |

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                                                                            |
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                                                                            |

================================================================================
FOR MORE INFORMATION
================================================================================

For investors who want more information on the fund, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.


Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:


J.P. Morgan Institutional Disciplined Equity Fund
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone:  1-800-766-7722

Hearing impaired:  1-888-468-4015

Email:  JPM_Mutual_Funds@JPMorgan.com


Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The fund's investment company and 1933 Act registration numbers are 811-07342 and 033-54642.



J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.


[LOGO] JPMorgan
================================================================================
       J.P. Morgan Institutional Funds


       Advisor                                     Distributor
       J.P. Morgan Investment Management Inc.      Funds Distributor, Inc.
       522 Fifth Avenue                            60 State Street
       New York, NY 10036                          Boston, MA 02109
       1-800-766-7722                              1-800-221-7930



                                                                    PROS304-9810

                                     PART C

ITEM 23.  EXHIBITS.

     (a) Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 25 to the Registration Statement filed on September 26, 1996 (Accession Number 0000912057-96-021281).

     (a)1 Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and
         Designation of Series of Shares of Beneficial Interest.*

     (a)2 Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(b) to Post-Effective Amendment No. 31 to the Registration Statement on February 28, 1997 (Accession Number 0001016964-97-000041).

     (a)3 Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(c) to Post-Effective Amendment No. 32 to the Registration Statement on April 15, 1997 (Accession Number 0001016964-97-000053).

     (a)4 Amendment No. 8 to Declaration of Trust; Amendment and Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(d) to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number 0001016964-97-000158).

     (a)5 Amendment No. 9 to Declaration of Trust; Amendment and Ninth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(e) to Post-Effective Amendment No. 50 to the Registration Statement on December 29, 1997 (Accession Number 0001041455-97-000014).


     (a)6 Form of Amendment No. 10 to Declaration of Trust; Amendment to provide dollar based voting rights filed as Exhibit (a)6 to Post Effective Amendment No. 54 to the Registration Statement on August 25, 1998 (Accession No. 0001041455-98-000053).


(b)      Restated By-Laws of Registrant.*

     (e) Distribution Agreement between Registrant and Funds Distributor, Inc. ("FDI").*

     (g) Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street").*

(h)1     Co-Administration Agreement between Registrant and FDI.*


     (h)2 Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty") filed as Exhibit (h)2 to Post Effective Amendment No. 54 to the Registration Statement on August 25, 1998 (Accession No. 0001041455-98-000053).


     (h)3 Transfer Agency and Service Agreement between Registrant and State Street.*

     (h)4 Restated Administrative Services Agreement between Registrant and Morgan Guaranty.*

     (h)5 Fund Services Agreement, as amended, between Registrant and Pierpont Group, Inc.*

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



(h)6  Service Plan with respect to Registrant's Service Money Market Funds.**
(i)      Opinion and consent of Sullivan & Cromwell.*


(j)      Consent of independent accountants (filed herewith).


(l)      Purchase agreements with respect to Registrant's initial shares.*


(n)      Financial Data Schedules (filed herewith).
-------------------------


     * Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     ** Incorporated  herein by reference to Post-Effective  Amendment No. 33 to
the   Registration   Statement  filed  on  April  30,  1997  (Accession   Number
00001016964-97-000059).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

Not applicable.

ITEM 25.  INDEMNIFICATION.

Reference  is made to  Section  5.3 of  Registrant's  Declaration  of Trust  and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Not Applicable.

ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a)  Funds   Distributor,   Inc.  (the   "Distributor")  is  the  principal
underwriter of the Registrant's shares.

     Funds Distributor, Inc. acts as principal underwriter for the following investment companies other than the Registrant:


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


American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Founders Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
LaSalle Partners Funds, Inc.
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
Orbitex Group of Funds
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     Funds Distributor, Inc. does not act as depositor or investment adviser to any of the investment companies.

     Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor, Inc. is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.:

Director, President and Chief Executive Officer:          Marie E. Connolly
Executive Vice President:                                 George Rio
Executive Vice President:                                 Donald R. Roberson
Executive Vice President:                                 William S. Nichols
Senior Vice President:                                    Michael S. Petrucelli
Director, Senior Vice President, Treasurer and
  Chief Financial Officer:                                Joseph F. Tower, III
Senior Vice President:                                    Paula R. David
Senior Vice President:                                    Allen B. Closser
Senior Vice President:                                    Bernard A. Whalen
Director:                                                 William J. Nutt

(c) Not applicable.


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


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     PIERPONT GROUP, INC.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

MORGAN GUARANTY TRUST COMPANY OF NEW YORK: 60 Wall Street, New York, New York 10260-0060, 522 Fifth Avenue, New York, New York 10036 or 9 West 57th Street, New York, New York 10019 (records relating to its functions as shareholder servicing agent and administrative services agent).

STATE  STREET  BANK AND  TRUST  COMPANY:  1776  Heritage  Drive,  North  Quincy,
Massachusetts 02171 and 40 King Street West, Toronto, Ontario, Canada M5H 3Y8 (records relating to its functions as fund accountant, custodian, transfer agent and dividend disbursing agent).

     FUNDS DISTRIBUTOR, INC.: 60 State Street, Suite 1300, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

ITEM 29.  MANAGEMENT SERVICES.

Not Applicable.

ITEM 30.  UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.



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


                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 28th day of September, 1998.


J.P. MORGAN INSTITUTIONAL FUNDS


By       /s/ Michael S. Petrucelli
         ----------------------------
         Michael S. Petrucelli
         Vice President and Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on September 28, 1998.


/s/ Michael S. Petrucelli
------------------------------
Michael S. Petrucelli
Vice President and Assistant Secretary

Matthew Healey*
-----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G. Burns*
------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------
Michael P. Mallardi
Trustee


*By      /s/ Michael S. Petrucelli
         ----------------------------
         Michael S. Petrucelli
         as attorney-in-fact pursuant to a power of attorney.


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


                                   SIGNATURES


Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of J.P. Morgan Institutional Funds (the "Trust") (File No. 033-54642) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of George Town, Grand Cayman, BWI on the 28th day of September, 1998.

     THE SSERIES PORTFOLIO, THE U.S. EQUITY PORTFOLIO AND THE U.S. SMALL COMPANY PORTFOLIO


         /s/ Jacqueline Henning
By       -------------------------
         Jacqueline Henning
         Assistant Secretary and Assistant Treasurer


Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on September 28, 1998.


George A. Rio*
----------------------------
George A. Rio
President and Treasurer
Officer of the Portfolios


Matthew  Healey*
----------------------------
Matthew  Healey
Trustee, Chairman  and Chief  Executive  Officer
(Principal  Executive  Officer)  of the Portfolios

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolios

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolios

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios

Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolios

         /s/ Jacqueline Henning
 *By     ------------------------
         Jacqueline Henning
         as attorney-in-fact pursuant to a power of attorney previously filed.



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



                                INDEX TO EXHIBITS


Exhibit No.       Description of Exhibit
-------------     ----------------------
EX-99.B11         Consent of Independent Accountants


EX-27.1-27.24     Financial Data Schedules















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